Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brazilian Air Force [member] | KC Three Hundred And Ninety Millennium [Member]
Disclosure of transactions between related parties [line items]
Revenue cumulative adjustment recognised as a result of contract modification for scope reduction in the sales order	$ 5.0	$ 41.0
Brazilian development bank [member]
Disclosure of transactions between related parties [line items]
Percentage of shares owned by stakeholders	5.37%